Inventories, net	12 Months Ended
Dec. 31, 2014
Inventories, net
Inventories, net

Note 8—Inventories, net

        "Inventories, net" consisted of the following:

	December 31,
($ in millions)	2014	2013
Raw materials	2,105	2,403
Work in process	1,761	1,893
Finished goods	1,572	1,834
Advances to suppliers	253	246

	5,691	6,376
Advance payments consumed	(315)	(372)

Total	5,376	6,004

        "Work in process" in the table above contains inventoried costs relating to long-term contracts of $338 million and $358 million at December 31, 2014 and 2013, respectively. "Advance payments consumed" in the table above relates to contractual advances received from customers on work in process.